Accrued expenses (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued expenses
Professional service fees	19,885	10,659
Interest	47,250	107,611
Utilities	2,109	2,685
Logistic charges	23,738	11,153
Tax	16,159	12,740
Others	38,153	21,206
Total accrued expenses	147,294	166,054